Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions				12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 SFr / shares	Dec. 31, 2018 SFr / shares	Dec. 31, 2017 SFr / shares
Effect of adoption of IFRS 9			$ (591)
Effect of adoption of IFRS 15			(25)
Effect of adoption of IFRIC 23		$ (11)
Ordinary cash dividends paid, ordinary shares per share | SFr / shares				SFr 0.7	SFr 0.65	SFr 0.6
Retained earnings
Effect of adoption of IFRS 9			(518)
Effect of adoption of IFRS 15			(25)
Effect of adoption of IFRIC 23		(11)
Other comprehensive income recognized directly in equity, net of tax
Effect of adoption of IFRS 9	[1]		(74)
of which: financial assets at fair value through other comprehensive income
Effect of adoption of IFRS 9			(74)
Total equity attributable to shareholders
Effect of adoption of IFRS 9			(591)
Effect of adoption of IFRS 15			(25)
Effect of adoption of IFRIC 23		(11)
UBS AG
Effect of adoption of IFRS 9			(591)
Effect of adoption of IFRS 15			(25)
Effect of adoption of IFRIC 23		(11)
UBS AG | Retained earnings
Effect of adoption of IFRS 9			(518)
Effect of adoption of IFRS 15			(25)
Effect of adoption of IFRIC 23		(11)
UBS AG | Other comprehensive income recognized directly in equity, net of tax
Effect of adoption of IFRS 9	[1]		(74)
UBS AG | of which: financial assets at fair value through other comprehensive income
Effect of adoption of IFRS 9			(74)
UBS AG | Total equity attributable to shareholders
Effect of adoption of IFRS 9			$ (591)
Effect of adoption of IFRIC 23		$ (11)

[1]	Excludes defined benefit plans and own credit that are recorded directly in Retained earnings